INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Carrying Value of Investment
Carrying value of investment on June 30, 2013	$162,814
Gain on remeasurement of equity investment	10,600
Elimination of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited on July 1, 2013	(173,414)
Carrying value of investment on March 31, 2014	$—